Impairment loss	12 Months Ended
Dec. 31, 2023
Impairment Reversal [Abstract]
Impairment loss	Impairment loss
Berg Property
On December 22, 2023, the Company entered into a Purchase Agreement with Surge Copper Corp to sell the Company’s 100% interest in the non-core Berg Property for share consideration of $1.5 million.
The Company completed the sale on January 19, 2024. As a result of this transaction, the Company re-measured the Berg Property at the lower of its carrying amount and fair value less costs to sell and recognized an impairment loss of $4.1 million in the consolidated statements of loss and comprehensive loss. As at December 31, 2023, the Berg Property was re-classified as an asset held-for-sale.
Kemess Project
The Company owns 100% interest in the Kemess Project. In 2022, the Company incurred only care and maintenance expenses at the Kemess Project and no exploration or evaluation activities took place. In the fourth quarter of 2022, in connection with the annual budget update process as well as the periodic assessment of the Company’s CGUs, the Company identified the Kemess Project as non-core and no further expenditures or evaluation studies were planned for the project in 2023 or in the near future as the Company prioritizes advancement of its other projects. The Company identified this as an indicator of impairment that suggested that the carrying amount of the Kemess Project may exceed its recoverable amount and an impairment test was performed as at December 31, 2022.
In 2023, the Company continued to incur only care and maintenance expenses at the Kemess Project and very limited exploration or evaluation activities took place. As a result of a detailed costs review in conjunction with the re-evaluation of new technical concepts for the project in the fourth quarter of 2023, the Company made a decision to reclassify reserves to resources and reduce the total quantity of mineral resources attributed to the Kemess Project.
The Company identified this as an indicator of impairment that suggested that the carrying amount of the Kemess Project may exceed its recoverable amount and an impairment test was performed as at December 31, 2023.
The estimated recoverable amount of the Kemess Project CGU as at December 31, 2022 and 2023 was determined on the basis of fair value less cost of disposal (“FVLCD”) and calculated using a combination of (1) market approach and a value per in-situ gold equivalent ounce metric by reference to comparable public companies applied to existing reserves and resources and (2) valuation of the capital equipment at site. The Company applied a range of $19.30 to $32.50 (2022 - $12.10 to $22.40) per in-situ gold equivalent ounce to determine the value of gold and silver mineral reserves and resources and a range of $6.00 to $6.20 (2022 - $4.00 to $6.60) per in-situ gold equivalent ounce to determine the value of copper mineral reserves and resources. The valuation of the capital equipment on site estimated the value of the equipment on site based on its age, condition, and other factors.
As the Kemess Project’s carrying amount exceeded its estimated FVLCD, an impairment loss of $30.0 million (2022 - $145.9 million ($138.2 million, net of tax)) was recognized in the impairment loss line item in the consolidated statements of loss and reflected in the "Corporate and other” category in the Company’s segment disclosure (note 26). The approach to determine FVLCD uses significant unobservable inputs and is therefore considered Level 3 fair value measurement under the fair value hierarchy.
Öksüt Mine
In the third quarter of 2022, the Company identified an indicator of impairment in connection with the decision to suspend leaching activities at the Öksüt Mine in August 2022 and the requirement to obtain an amended Environment Impact Assessment prior to a full restart of operations. As a result, the Company performed an impairment test on its Öksüt Mine during the third quarter of 2022 and concluded that no impairment was required.
Key assumptions
The determination of the recoverable amount with Level 3 input of the fair value hierarchy, includes the following key applicable assumptions:

•Value per gold equivalent ounce estimates were determined based on comparable gold and copper public companies;
•Gold and copper price estimates were determined using forecasts of future prices prepared by industry analysts, which were available as at or close to the valuation date;
•Estimates of the fair value attributable to mineralization are based on various assumptions, including determination of the appropriate valuation method for mineralization, ascribing anticipated economics to mineralization in cases where only limited or no comprehensive economic study has been completed and a value per ounce applied to such mineralization. The resources used were consistent with the resource volumes approved as part of the Company’s process for the estimation of mineral reserves and resources;
•Value attributed to categories of capital equipment was determined based on its physical condition and certain characteristics, prevailing secondary market prices and estimated selling and transportation costs.